Related party transactions	12 Months Ended
Mar. 31, 2021
Related party transactions
Related party transactions

 30. Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 “Investments in associates and joint arrangements”, note 25 “Post employment benefits” and note 23 “Directors and key management compensation”).

Transactions with joint arrangements and associates

Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements.

No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2021	2020	2019
	€m	€m	€m
Sales of goods and services to associates	14	32	27
Purchase of goods and services from associates	5	4	3
Sales of goods and services to joint arrangements	203	305	242
Purchase of goods and services from joint arrangements	109	97	192
Net interest income receivable from joint arrangements[1]	65	71	96
Net interest expense payable to joint arrangements[1,2]	56	—	—
Trade balances owed:
by associates	3	4	1
to associates	5	4	3
by joint arrangements	88	157	193
to joint arrangements	31	37	25
Other balances owed by associates	56	—	—
Other balances owed by joint arrangements[1]	955	1,083	997
Other balances owed to joint arrangements[2]	1,575	2,017	169

Notes:

1	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A.. Interest is paid in line with market rates.
2	Amounts for years ended 31 March 2021 and 2020 are primarily in relation to leases of tower space from INWIT S.p.A.

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.

Transactions with Directors other than compensation

During the three years ended 31 March 2021 and as of 23 June 2021, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Company. During the three years ended 31 March 2021 and as of 23 June 2021, the Company has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.